Preferred Dividends (Details Textual)	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2013	Jan. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Series C Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month			10.00%	10.00%
Share issued in exchange for conversion of preferred stock			(1,500)
Cumulative dividends rate maximum			12.00%	12.00%
Series D Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month			10.00%	10.00%
Share issued in exchange for conversion of preferred stock	42	566	(608)	(400)
Series H Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month			10.00%	10.00%
Accrual period in months			5 months
Cumulative dividends rate maximum			150.00%	150.00%
Series E Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month			12.00%	12.00%
Preferred stock, Additional subscriptions received			775